Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,663,000
Previously Paid Amount	0.00
Total Fee Amount	144.68
Total Offset Amount	0.00
Net Fee	144.68
Narrative - Max Aggregate Offering Price	$ 1,663,000
Final Prospectus	true